Consolidated Balance Sheets (CAD) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	53,122	72,887
Accounts receivable, net of allowance for doubtful accounts of $4,360 and $385 (note 4)	90,361	44,113
Natural gas in storage (note 1(g))	19,279
Supplies and consumables inventory	4,233	2,714
Regulatory assets (note 7)	10,644	2,458
Due from related parties (note 19)	816	2,275
Prepaid expenses	10,886	5,620
Notes receivable (note 8)	537	482
Deferred tax asset (note 17)	10,567	13,022
Income tax receivable (note 17)	556	133
Derivative instruments (note 24)	7,020
Assets held for sale (note 18)	24,390	25,847
Other current assets (note 12)	833	833
Assets, Current, Total	233,244	170,384
Property, plant and equipment (note 5)	2,162,715	920,109
Intangible assets (note 6)	56,781	55,269
Goodwill	61,459	9,710
Regulatory assets (note 7)	123,748	2,571
Derivative instruments (note 24)	6,230
Long-term investments and notes receivable (note 8)	37,646	39,820
Deferred non-current income tax asset (note 17)	77,497	67,671
Other assets (note 12)	18,917	16,773
Assets	2,778,237	1,282,307
Current liabilities:
Accounts payable	34,283	8,382
Accrued liabilities	99,468	46,821
Due to related parties (note 19)	1,811	1,795
Dividends payable (note 16)	15,498	9,566
Regulatory liabilities (note 7)	6,065	2,469
Long term liabilities (note 9)	1,768	1,624
Other long term liabilities (note 13)	4,352	1,037
Advances in aid of construction (note 1(o))	591	604
Derivative instruments (note 24)	2,211	2,935
Income tax liability (note 17)	539	407
Deferred credits (note 17)	5,754	6,314
Deferred income tax liability (note 17)	1,133	723
Liabilities, Current, Total	173,473	82,677
Long-term liabilities (note 9)	769,058	331,092
Convertible debentures (note 10)	960	122,297
Advances in aid of construction (note 1(o))	71,626	74,547
Regulatory liabilities (note 7)	82,050	19,184
Deferred income tax liability (note 17)	100,798	53,231
Derivative instruments (note 24)	15,605	5,209
Deferred credits (note 17)	25,816	30,348
Pension and post employment benefits (note 11)	59,246
Environmental obligation (note 21)	56,587
Other long-term liabilities (note 13)	20,889	11,027
Liabilities, Noncurrent, Total	1,202,635	646,935
Equity:
Preferred shares (note 14(b))	116,546
Common shares (note 14(a))	1,245,326	975,263
Subscription receipts (note 14(a)(iii))	61,160
Additional paid-in capital (note 14)	5,224	1,525
Deficit	(406,143)	(366,080)
Accumulated other comprehensive loss (note 15)	(104,867)	(96,510)
Total Equity attributable to shareholders of Algonquin Power & Utilities Corp.	917,246	514,198
Non-controlling interests	484,883	38,497
Total Equity	1,402,129	552,695
Commitments and contingencies (note 21)
Liabilities and Equity, Total	2,778,237	1,282,307